Other Curent Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Current [Abstract]
Employees and related institutions		$ 649
Accrued expenses		1,650	1,101
Dividends payable to former Tiltan shareholder		774
Other payable		44	66
Total other current liabilities	$ 6,059	$ 3,117	$ 1,167